Fair Value Measurement - Carrying Value and Fair Value of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Book Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt with fixed interest rates, book value	$ 11,370	$ 3,615
Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt with fixed interest rates, book value	$ 11,289	$ 3,379